PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET - (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
Prepaid deposits	¥ 14,672		¥ 16,952
Advance to suppliers	33,967		14,325
Inventories	10,473		9,363
Prepaid rental expenses	6,267		6,750
Prepaid professional fee	4,843		2,436
Prepaid advertising expenses	4,962		2,043
Prepaid value-added tax	3,042		1,594
Others	5,908		4,300
Total prepaid expenses and other current assets	84,134		57,763
Less: allowance for credit losses	(488)		(378)
Prepaid expenses and other current assets, net	¥ 83,646	$ 11,510	¥ 57,385